Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2022
Prepaid Expenses And Other Current Assets Abstract
Schedule of prepaid expenses and other current assets
	As of March 31,	As of March 31,
	2022	2021
Prepayments to suppliers	$4,177,537	$9,334,225
Loans receivables (a)	727,765	-
Deposit	691,070	12,174
Prepayments to technical provider	669,481	646,752
VAT-in	560,155	-
Prepayment to Weilan (b)	448,946	-
Receivable from disposal of subsidiaries	408,106	-
Deposit for the acquisition of Shennong (Note 14)	-	9,130,613
Other current assets	226,173	3,065,980
Total	$7,909,233	$22,189,744